Consolidated Balance Sheets - JPY (¥) ¥ in Thousands		Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents		¥ 148,639	¥ 59,955
Accounts receivable		7,292	14,487
Other receivable		7,209	9,573
Prepaid expenses		61,508	478
Income tax receivable		637	2,338
Deferred costs		176,264	27,628
Deferred offering costs			171,893
Other current assets		10,103	1,089
Total Current Assets		612,569	290,655
Non-current assets:
Right-of-Use assets		10,465	2,774
Property and equipment, net		361	559
Intangible assets, net		105,278	20,185
Other assets		330	146
Total Assets		729,003	314,319
Current liabilities:
Accounts payable		79,096	28,396
Other payable		5,843	6,640
Deferred revenue		119,335	33,839
Current portion of lease liabilities		5,414	2,774
Current portion of long-term debt		6,240	2,040
Total Current Liabilities		217,969	73,738
Non-current liabilities:
Long-term debt		23,400	11,730
Lease liabilities		4,375
Total liabilities		245,744	85,468
SHAREHOLDERS’ EQUITY:
Share capital
Ordinary shares, $0.00000002 par value – 2,500,000,000,000 shares authorized and 13,429,800 shares and 11,185,000 shares issued and outstanding as of September 30, 2024 and 2023, respectively*	[1]
Additional paid-in capital		720,771	245,340
Accumulated deficit		(237,512)	(16,489)
Total shareholders’ equity		483,259	228,851
Total Liabilities & Equity		729,003	314,319
Related Party
Current assets:
Related party receivables		555	3,214
Short-term loan receivable - Related party		200,362
Current liabilities:
Related party payables		¥ 2,041	¥ 49

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1-for-5,000 sub-division effected on December 11, 2023.